UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |__| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Emerging Sovereign Group LLC

Address:  101 Park Avenue
          48th Floor
          New York, NY 10178


13F File Number: 028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Kevin Kenny, Jr.
Title:  Managing Member
Phone:  (212) 984-5761


Signature, Place and Date of Signing:

/s/ J. Kevin Kenny, Jr.           New York, NY                November 14, 2011
-----------------------        --------------------          ------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total: $143,170
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

NONE

                                                        FORM 13F INFORMATION TABLE
                                                             September 30, 2011

COLUMN 1                       COLUMN 2         COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7     COLUMN 8
                                                             VALUE       SHS OR  SH/ PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x$1000)     PRN AMT PRN CALL   DISCRETION   MGRS   SOLE    SHARED NONE
BAIDU INC                      SPON ADR REP A   056752108    11,344       106,112 SH           Sole       None     106,112
COGNIZANT TECHNOLOGY SOLUTIO        CL A        192446102    18,810       300,005 SH           Sole       None     300,005
GOOGLE INC                          CL A        38259P508    14,566        28,281 SH           Sole       None      28,281
HISOFT TECHNOLOGY INTL LTD     SPONSORED ADR    43358R108    17,251     1,962,581 SH           Sole       None   1,962,581
MASTERCARD INC                      CL A        57636Q104    19,661        62,020 SH           Sole       None      62,020
NEW ORIENTAL ED & TECH GRP I      SPON ADR      647581107    18,252       794,589 SH           Sole       None     794,589
PRICELINE COM INC                 COM NEW       741503403    12,084        26,886 SH           Sole       None      26,886
SINA CORP                           ORD         G81477104    10,096       140,990 SH           Sole       None     140,990
VANCEINFO TECHNOLOGIES INC          ADR         921564100     6,304       936,748 SH           Sole       None     936,748
YAHOO INC                           COM         984332106    14,801     1,123,871 SH           Sole       None   1,123,871

                                                            143,170



SK 03999 0010 1234123